Description of the Business - Schedule of Reconciliation of Cash Flows Relating BusinessCombination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Plus: restricted cash - Forward Share Purchase Agreement	$ 4,551,750
Total	3,910,375	$ 0
Recapitalization
Restricted Cash and Cash Equivalents Items [Line Items]
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds	13,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Less: cash transaction costs allocated to the Company's equity	(655,141)
Total	$ 3,910,375